Construction in Progress	12 Months Ended
Dec. 31, 2017
Construction in progress [abstract]
Construction in progress
17	Construction in progress

	2016	2017
	RMB’000	RMB’000
As at 1 January	722,520	717,672
Additions	823,743	1,415,662
Transferred to property plant and Equipment (Note 15)	(828,591)	(1,132,216)

As at 31 December	717,672	1,001,118

During the year ended 31 December 2017, the Group capitalised borrowing costs amounting to RMB 804 thousands (2016: RMB 2,463 thousands, 2015: RMB 3,518 thousands) on qualifying assets. Borrowing costs were capitalised at the weighted average rate of its general borrowings of 2.93% (2016: 3.03%, 2015: 3.47%).